UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INTERMEDIATE

MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2009

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 89.8%
Education - 11.0%
$710,000	Hempstead Town, NY, IDA Civic Facility Revenue, Adelphi University, 5.250% due 2/1/14	$721,815
	Nassau County, NY, IDA Civic Facility Revenue, Hofstra University Project, MBIA:
1,250,000	5.250% due 7/1/13	1,407,525
2,000,000	5.250% due 7/1/14	2,262,960
	New York State Dormitory Authority Revenue:
2,400,000	City University Refunding, AMBAC/TCRS, 5.750% due 7/1/12	2,520,912
1,000,000	Fordham University, 5.000% due 7/1/23	1,046,990
500,000	Siena College, MBIA, 5.000% due 7/1/10	519,370
1,100,000	St. Thomas Aquinas, Radian, 5.000% due 7/1/14	1,106,325
725,000	Yeshiva University, AMBAC, 5.375% due 7/1/15	766,876
1,670,000	New York State Dormitory Authority, State Personal Income Tax Revenue, 5.000% due 3/15/19	1,862,501
	Troy, NY, IDA Civic Facility Revenue, Rensselaer Polytechnic Institute:
1,150,000	5.500% due 9/1/11	1,240,068
1,100,000	5.500% due 9/1/12	1,210,066
1,000,000	5.500% due 9/1/13	1,087,480

	Total Education	15,752,888

Electric - 6.5%
	Long Island Power Authority, Electric System Revenue:
2,500,000	5.250% due 6/1/13	2,732,775
2,000,000	MBIA, 5.250% due 4/1/10	2,014,040
800,000	Port Authority of New York & New Jersey Special Obligation Revenue, Fourth Installment, Special Project, KIAC-4, 6.750% due 10/1/11 (a)	768,328
3,890,000	Puerto Rico Electric Power Authority, Power Revenue, 5.375% due 7/1/22	3,699,701

	Total Electric	9,214,844

Hospitals - 10.1%
1,500,000	New York State Dormitory Authority Lease Revenue, Municipal Health Facilities Improvement Program, FSA, 5.500% due 1/15/14	1,608,345
	New York State Dormitory Authority Revenue:
4,555,000	FHA of New York & Presbyterian Hospital, FSA, 5.250% due 2/15/25	4,720,529
1,000,000	Mental Health Services Facilities Improvement, 6.000% due 2/15/12	1,088,720
5,000,000	Municipal Health Facility, 5.000% due 1/15/25	5,046,050
1,370,000	NYSARC Inc., FSA, 5.000% due 7/1/12	1,492,327
510,000	Syracuse, NY, IDA Civic Facility Revenue, Crouse Health Inc., Project, LOC- Bank of America, 5.000% due 1/1/10	513,779

	Total Hospitals	14,469,750

Housing - 5.7%
3,250,000	New York State Housing Finance Agency Revenue, Affordable Housing, SONYMA, 4.250% due 5/1/11	3,272,425
5,000,000	New York State Mortgage Agency Revenue, 5.000% due 4/1/25	4,907,750

	Total Housing	8,180,175

Industrial Development - 0.4%
750,000	Essex County, NY, IDA, PCR, International Paper Co. Project, 5.700% due 7/1/16 (a)	626,648

Leasing - 7.2%
420,000	Capital District Youth Center, Lease Revenue, LOC-KeyBank N.A., 6.000% due 2/1/17	420,483
	New York State Dormitory Authority Revenue:
	State University Dormitory Facilities:
1,685,000	5.000% due 7/1/23	1,716,324

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
Leasing - 7.2% (continued)
$3,050,000	5.000% due 7/1/24	$3,079,219
1,000,000	Third General Resolution, MBIA/IBC, 5.250% due 11/15/12	1,096,130
1,395,000	Suffolk County, NY, Judicial Facilities Agency, Service Agreement Revenue, John P. Cohalan Complex, AMBAC, 5.750% due 10/15/11	1,445,150
	Virgin Islands Public Finance Authority Revenue, Senior Lien:
1,580,000	5.300% due 10/1/11	1,582,528
1,000,000	5.500% due 10/1/13	992,390

	Total Leasing	10,332,224

Local General Obligation - 9.3%
860,000	Huntington Union Free School District, GO, FGIC, 5.500% due 7/15/11	940,634
1,000,000	Monroe County, NY, GO, Public Improvement, 6.000% due 3/1/18	1,086,040
1,000,000	Nassau County, NY, GO, Combined Sewer Districts, MBIA, 5.400% due 5/1/10	1,045,310
435,000	Niagara County, NY, GO, Environmental Infrastructure, MBIA, 5.250% due 8/15/13	483,885
275,000	North Hempstead, NY, GO, 5.000% due 5/15/12	301,854
630,000	Nyack, NY, GO, Union Free School District, FGIC, 5.250% due 12/15/15 Pulaski, Central School District, NY, GO, FGIC:	720,928
445,000	5.000% due 6/15/11	470,614
780,000	5.000% due 6/15/12	837,704
5,000,000	Rockland County, NY, Solid Waste Management Authority, 5.750% due 12/15/23	5,290,850
1,880,000	Suffolk County, NY, GO, Public Improvement, MBIA, 5.250% due 4/1/13	2,058,957

	Total Local General Obligation	13,236,776

Other Revenue - 0.9%
1,990,000	Municipal Assistance Corp. for the City of Troy, NY, Capital Appreciation, MBIA, zero coupon bond to yield 5.690% due 1/15/19	1,334,792

Pre-Refunded/Escrowed to Maturity - 2.8%
1,000,000	Erie County, NY, GO, Public Improvement, FGIC, 5.750% due 10/1/11 (b)	1,028,860
605,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue, 5.250% due 6/15/14 (c)(d)	613,125
240,000	Suffolk County, NY, Water Authority, Waterworks Revenue, Senior Lien, MBIA, 5.100% due 6/1/09 (c)	242,650
2,050,000	Yonkers, NY, GO, FGIC, 5.000% due 6/1/15	2,092,353

	Total Pre-Refunded/Escrowed to Maturity	3,976,988

Special Tax - 17.4%
1,100,000	Municipal Assistance Corp. for the City of Troy, NY, MBIA, 5.000% due 1/15/16	1,100,154
	New York City, NY, TFA Revenue, Future Tax Secured:
1,000,000	5.375% due 2/1/15	1,062,960
1,450,000	4.750% due 11/15/16	1,469,648
1,600,000	MBIA, 5.250% due 5/1/12	1,775,584
5,000,000	New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc., 5.750% due 12/1/18	5,500,600
	New York State Dormitory Authority, State Personal Income Tax Revenue:
2,500,000	5.000% due 3/15/23	2,631,700
2,000,000	Economic Development & Housing, 5.000% due 12/15/17	2,275,220
	New York State Urban Development Corp.:
4,645,000	Correctional and Youth Facilities, Unrefunded Balance, 5.500% due 1/1/17 (e)	4,807,621
4,245,000	Revenue, Refunding Service Contract, 5.250% due 1/1/25	4,291,483

	Total Special Tax	24,914,970

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
Transportation - 11.5%
$810,000	Albany, NY, Parking Authority Revenue, 5.250% due 10/15/12	$866,344
2,000,000	MTA of New York, Service Contract, FSA, 5.500% due 11/15/13	2,225,520
3,500,000	MTA, NY, Revenue, 6.250% due 11/15/23	3,860,955
	New York State Thruway Authority:
4,000,000	Second General Highway & Bridge Trust Fund, 5.000% due 4/1/23	4,125,760
1,000,000	State Personal Income Tax Revenue, 5.000% due 3/15/19	1,109,790
1,600,000	Niagara Falls, Bridge Commission Toll Revenue, FGIC, 5.250% due 10/1/15	1,720,880
415,000	Port Authority of New York & New Jersey Special Obligation Revenue, Special Project, JFK International Airport Terminal 6, MBIA, 6.250% due 12/1/10 (a)	427,421
2,000,000	Triborough Bridge & Tunnel Authority New York Revenue, General Purpose, 5.250% due 1/1/14	2,148,480

	Total Transportation	16,485,150

Water & Sewer - 7.0%
3,250,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, MBIA, 5.000% due 6/15/15	3,268,947
1,900,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, 5.250% due 6/15/14	2,032,525
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 5.000% due 7/1/28 (d)	3,874,480
760,000	Suffolk County, NY, Water Authority, Waterworks Revenue, Unrefunded Balance, Senior Lien, MBIA, 5.100% due 6/1/09	766,194

	Total Water & Sewer	9,942,146

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $124,731,167)	128,467,351

SHORT-TERM INVESTMENTS - 8.3%
Education - 1.3%
800,000	New York City, NY, GO, Subordinated, FSA, SPA-Dexia Credit Local, 0.750%, 3/2/09 (f)	800,000
200,000	New York State Dormitory Authority Revenue, State Supported Debt, University of Rochester, LOC-JPMorgan Chase, 0.550%, 3/2/09 (f)	200,000
800,000	Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase, 0.550%, 3/2/09 (f)	800,000

	Total Education	1,800,000

Finance - 1.2%
	New York City, NY, TFA:
1,100,000	Future Tax Secured, Subordinated, SPA-Landesbank Hessen-Thuringen, 0.550%, 3/2/09 (f)	1,100,000
	New York City Recovery Project Revenue, Subordinated:
500,000	LIQ-JPMorgan Chase, 0.400%, 3/2/09 (f)	500,000
100,000	SPA-Royal Bank of Canada, 0.550%, 3/2/09 (f)	100,000

	Total Finance	1,700,000

General Obligation - 3.3%
100,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA, SPA-Dexia Credit Local, 0.600%, 3/2/09 (f)	100,000
	New York City, NY:
100,000	MBIA, SPA-Bank of Nova Scotia, 0.400%, 3/2/09 (f) GO:	100,000
600,000	LOC-Allied Irish Bank PLC, 0.700%, 3/2/09 (f)	600,000
300,000	LOC-JPMorgan Chase, 0.550%, 3/2/09 (f)	300,000
200,000	LOC-Morgan Guaranty Trust, 0.550%, 3/2/09 (f)	200,000
3,100,000	SPA-Bank of America N.A., 0.450%, 3/2/09 (f)	3,100,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
General Obligation - 3.3% (continued)
$300,000	Subordinated, LOC-JPMorgan Chase, 0.550%, 3/2/09 (f)	$300,000

	Total General Obligation	4,700,000

Housing: Multi-Family - 1.5%
1,600,000	New York City, NY, HDC, MFH Revenue, SPA-Bank of America N.A., 0.850%, 3/2/09 (a)(f)	1,600,000
600,000	New York State Housing Finance Agency, Revenue, Admiral Halsey Senior Apartments, LOC-Citibank N.A., 0.700%, 3/4/09 (a)(f)	600,000

	Total Housing: Multi-Family	2,200,000

Public Facilities - 0.1%
100,000	New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-Bank of America N.A., 0.400%, 3/2/09 (f)	100,000

Transportation - 0.2%
200,000	MTA, NY, Revenue, Transportation, LOC-Landesbank Hessen-Thuringen, 0.400%, 3/2/09 (f)	200,000

Utilities - 0.6%
	Long Island Power Authority, NY, Electric System Revenue, FSA, SPA-Dexia Credit Local:
800,000	3.250%, 3/2/09 (f)	800,000
100,000	2.500%, 3/6/09 (f)	100,000

	Total Utilities	900,000

Water & Sewer - 0.1%
200,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen, 0.480%, 3/2/09 (f)	200,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,800,000)	11,800,000

	TOTAL INVESTMENTS - 98.1% (Cost - $136,531,167#)	140,267,351
	Other Assets in Excess of Liabilities - 1.9%	2,722,215

	TOTAL NET ASSETS - 100.0%	$142,989,566

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation—Insured Bonds
FGIC	— Financial Guaranty Insurance Company—Insured Bonds
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance—Insured Bonds
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
Radian	— Radian Asset Assurance
SONYMA	— State of New York Mortgage Association
SPA	— Standby Bond Purchase Agreement—Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

Ratings Table*

S&P/Moody’s**
AAA/Aaa	27.4%
AA/ Aa	41.6
A	15.0
BBB/Baa	7.1
A-1/VMIGI	8.4
NR	0.5
100.0%

*	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary.

See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	February 28, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in securities	$140,267,351	—	$140,267,351	—
Other financial instruments*	175,948	$175,948	—	—

Total	$140,443,299	$175,948	$140,267,351	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

(b) Financial Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Funds may enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in interest rates, if applicable. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Funds’ prospectus and statement of additional information.

Notes to Schedule of Investments (unaudited) (continued)

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,851,000
Gross unrealized depreciation	(1,114,816)

Net unrealized appreciation	$3,736,184

At February 28, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contract to Sell:
U.S. Treasury 10-Year Notes	132	6/09	$16,020,073	$15,844,125	$175,948

3. Recent accounting pronouncement

Effective December 1, 2008, the Fund adopted Statement of Financial Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how and why a fund uses derivatives, how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	April 27, 2009

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date:	April 27, 2009